Consolidated Statements of Changes in Shareholders' Equity (Deficit)	USD ($) shares	Excercise of warrants [Member] USD ($) shares	Overnight marketed public offering [Member] USD ($)	Private placement [Member] USD ($) shares	Private placement [Member] CAD ($) shares	Common stock [Member] USD ($) shares	Common stock [Member] Excercise of warrants [Member] USD ($) shares	Common stock [Member] Overnight marketed public offering [Member] USD ($) shares	Common stock [Member] Private placement [Member] USD ($) shares	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Excercise of warrants [Member] USD ($)	Additional paid-in capital [Member] Overnight marketed public offering [Member] USD ($)	Deficit [Member] USD ($)	Accumulated other comprehensive income [Member] USD ($)	Non-controlling interest [Member] USD ($)
Balance at the beginning (in shares) at Dec. 31, 2021 | shares						14,242,595
Balance at the beginning at Dec. 31, 2021	$ 15,097,847					$ 62,250,123				$ 13,226,108			$ (58,790,870)	$ (1,509,978)	$ (77,536)
Overnight marketed public offering and redemption of warrants ( in shares) | shares		200,000					200,000	7,150,550
Overnight marketed public offering and redemption of warrants		$ 306,770	$ 10,636,577				$ 351,663	$ 8,401,439			$ (44,893)	$ 2,235,138
Share-based payments	1,433,812									1,433,812
Net loss for the year	(18,990,764)												(18,489,629)		(501,135)
Foreign Currency translation adjustment	(1,276,388)													(1,276,388)
Balance at the ending (in shares) at Dec. 31, 2022 | shares						21,593,145
Balance at the ending at Dec. 31, 2022	7,207,854					$ 71,003,225				16,850,165			(77,280,499)	(2,786,366)	(578,671)
Overnight marketed public offering and redemption of warrants ( in shares) | shares		2,385,484		3,183,875	3,183,875		2,385,484		3,282,936
Overnight marketed public offering and redemption of warrants		$ 5,241,811		$ 15,886,537	$ 20,836,005		$ 5,974,988		$ 15,886,537		$ (733,177)
Share-based payments	$ 1,412,257									1,412,257
Redemption of options (in shares) | shares	20,600					20,600
Redemption of options	$ 30,059					$ 48,835				(18,776)
Net loss for the year	(28,966,006)												(28,220,796)		(745,210)
Foreign Currency translation adjustment	79,814													79,814
Balance at the ending (in shares) at Dec. 31, 2023 | shares						27,282,165
Balance at the ending at Dec. 31, 2023	$ 892,326					$ 92,913,585				$ 17,510,469			$ (105,501,295)	$ (2,706,552)	$ (1,323,881)